Basis of Preparation	6 Months Ended
Jun. 30, 2025
Basis of Preparation [Abstract]
Basis of Preparation
2.
Basis of Preparation

These interim condensed consolidated financial statements as of and for the six months ended June 30, 2025 which have been based on the accounting records kept by the Company and its subsidiaries, were prepared by the Board of Directors of Wallbox in accordance with International Auditing Standard 34 “Interim financial reporting” (“IAS 34”), and of all the obligatory accounting principles and rules and measurement bases. Accordingly, they are a fair presentation of the equity and consolidated financial position of the Group as of June 30, 2025, as well as the results of its operations, the consolidated changes in equity and the consolidated cash flows during the interim period ended on that date.

As it has been indicated, this interim consolidated financial information has been prepared in accordance with IAS 34, meaning that these interim condensed consolidated financial statements do not include all the information and disclosures that would be required for the complete consolidated financial statements prepared in accordance with the International Financial Reporting Standards (“IFRS”), and must be read together with the consolidated financial statements for the financial year ended December 31, 2024, drawn up in accordance with the existing IFRS as issued by the International Accounting Standards Board (“IASB”), which were published on May 6, 2025.

Going concern:

The accompanying interim condensed consolidated financial statements have been prepared under the going concern assumption. This basis of presentation presumes that the Group will continue its operations for a period of at least twelve months from the issuance date of these financial statements, and that it will be able to realize assets and discharge liabilities in the ordinary course of business. Additional details are provided below.

Wallbox has historically incurred net losses and significant cash outflows from operating activities, reflecting its investment in the development of electric vehicle charging solutions and the establishment of commercial operations globally. For the six months ended June 30, 2025, the Group recorded a consolidated net loss of Euros 34,476 thousand and net cash generated in operations of Euros 12,119 thousand. As of June 30, 2025, the Group had an accumulated deficit of Euros 63,770 thousand and positive total equity of Euros 36,138 thousand. The Group held Euros 32,382 thousand in cash, cash equivalents, and financial investments at the end of June 2025.

The Group has financed its operations through a combination of bank borrowings and equity issuances. As of June 30, 2025, total borrowings amounted to 181,545 thousand (compared to Euros 198,469 thousand as of December 31, 2024). Some of these borrowings are subject to financial covenants, which the Group either complied with as of June 30, 2025 or obtained waivers from the relevant financial institutions.

Financing

On November 11, 2024, the Group entered into a framework agreement with several financial institutions providing an 18-month grace period on debt repayments. Additionally, as part of the agreement, the financial institutions have committed to maintaining the short-term financing agreements in force at least until June 30, 2026. The agreement included a clause requiring adherence from all relevant lenders by May 11, 2025. The loan and borrowings outstanding amounts from the lender included in the agreement as of June 30, 2025 amounts to Euro 84.8 million.

On April 8, 2025, the remaining financials institutions adhered to the framework agreement, previously disclosed, thereby formalizing the grace period on debt repayments and the waiver of financial covenant requirements for 2025. The agreement remains in force as of June 30, 2025, and included, among other conditions a requirement to maintain a minimum of cash balance of Euro 35 million at the end of each month, which has been waived since.

Liquidity Forecast

Management has prepared detailed business and liquidity plans, including a financial forecast extending through at least the following twelve months from the date of issuance of the interim condensed consolidated financial statements, which provide support for the Company’s ability to meet its operational and financial obligations.

These plans are based on key assumptions regarding revenue growth (sales volumes), gross margin performance driven by product mix and cost efficiencies, operating expense management, working capital optimization through inventory reduction, the ability to raise additional capital as well as renewing short-term credit lines and meeting covenants or obtaining waivers.

As described in Note 14, the Company raised Euros 22,677 thousand through capital increases performed during the six first months of 2025.

While management believes the assumptions are reasonable and that the Company has a viable plan to execute its strategy, there is material uncertainty regarding the achievement of forecasted operating cash flows, the ability to raise further capital, and the renewal of short-term credit lines or securing necessary waivers. A significant deviation from the business plan or failure to obtain required financing could cast substantial doubt on the Company's ability to continue as a going concern.

Nevertheless, based on current forecast and available resources, management has concluded that the going concern basis of accounting remains appropriate for the preparation of these interim condensed consolidated financial statements. The financial statements do not include any adjustments that would be required if the Group were unable to continue as a going concern.

Basis of measurement

These interim condensed consolidated financial statements have been prepared on a historical cost basis. The only exceptions to the application of the cost basis during their preparation have been the subsequent measurement of:

•
financial assets related to investment, which are measured at fair value through other comprehensive income (“FVTOCI”);
•
financial investments related to investment funds with institutions, which are measured at fair value through profit of loss (“FVTPL”); and
•
derivative warrant liabilities and contingent consideration related to the business acquisitions, which are measured at FVTPL.

Basis of consolidation

The consolidation basis applied in the interim condensed consolidated financial statements is consistent with the basis applied in the consolidated financial statements for the year ended on December 31, 2024 (the “2024 Consolidated Financial Statements”).

These interim condensed consolidated financial statements are presented in Euros, which is also the Company’s functional currency. All amounts have been rounded to the nearest unit of thousand Euros, unless otherwise indicated.

Changes in the scope of consolidation

There have not been any changes in the scope of consolidation since December 31, 2024.